Lease - Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Lease cost
Operating lease expense	¥ 64,398	¥ 85,745	¥ 98,943
Cash payments on operating leases	59,837	93,525
Operating lease right-of-use assets	121,115	139,019		$ 16,593
Current portion of lease liabilities	¥ 44,888	¥ 61,826		$ 6,150
Current portion of lease liabilities, extensible list	Other current liabilities	Other current liabilities		Other current liabilities
Non-current portion of lease liabilities	¥ 75,725	¥ 76,533		$ 10,374
Total operating lease liabilities	¥ 120,613	¥ 138,359		$ 16,524
Weighted average remaining lease term (years)	3 years 8 months 26 days	2 years 8 months 12 days		3 years 8 months 26 days
Weighted average discount rate	3.14%	4.73%		3.14%
Minimum
Lease cost
Operating leases	1 year			1 year
Maximum
Lease cost
Operating leases	10 years			10 years